Income Taxes - Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Deferred tax assets, current	$ 37,920,000	$ 12,663,000
Deferred tax assets	17,043,000
Deferred tax liabilities, non-current		9,800,000
Deferred income tax assets for state income tax NOLs	56,700,000	52,700,000	42,100,000
Valuation allowance	49,743,000	48,977,000	38,631,000
Deferred tax assets for federal NOLs	25,500,000	7,900,000
Deferred income tax assets for federal income tax NOLs, valuation allowance	200,000	0
Federal NOLs, expiration year	2034
Accrued interest related to uncertain tax provisions	100,000	100,000
Unrecognized income tax benefits that would favorably impact provision for income tax	300,000
Non-recurring reduction in income tax payments		8,000,000
Minimum
Income Taxes [Line Items]
Statutes of limitations for tax returns in state jurisdictions	3 years
Maximum
Income Taxes [Line Items]
Statutes of limitations for tax returns in state jurisdictions	5 years
State portion of deferred income tax valuation allowance
Income Taxes [Line Items]
Valuation allowance	$ 49,500	$ 48,400